PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5: PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

In thousands	Unaudited June 30, 2022	December 31, 2021
Production facilities	$88,397	$55,824
Furniture, fittings & equipment	5,447	5,336
Industrial property	—	3,670
Vehicles	531	378
Assets under construction	57,852	68,168
Less: accumulated depreciation	(7,971)	(5,214)
Total property, plant and equipment, net	$144,256	$128,162

Depreciation expense for the three and six months ended June 30, 2022 amounted to $1,765 thousand and $2,757 thousand, respectively, compared to 2021 that amounted to $332 thousand and $500 thousand for the three and six months ended June 30, 2021, respectively.

NOTE 4: PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

In thousands	December 31, 2021	December 31, 2020
Production facilities	$53,590	$9,046
Furniture, fittings & equipment	5,223	957
Industrial property	3,659	—
Vehicles	244	55
Assets under construction	68,207	19,340
Less: accumulated depreciation	(2,761)	(891)
Total property, plant and equipment, net	$128,162	$28,506

Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $2,238 thousand and $523 thousand, respectively.

The Company recorded an impairment on certain assets at a facility under construction during 2021 that were damaged. The total loss incurred was $1,051 thousand prior to any insurance reimbursements. During 2021, the Company received approximately $650 thousand in proceeds from its insurance carrier. The Company expects to recover the remaining amount of the loss from its insurance carrier during the year ended December 31, 2021